Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 33,048	$ 21,728
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 25,886	$ 17,758
Long-lived assets (as a percent)	78.30%	81.70%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,162	$ 3,970
Long-lived assets (as a percent)	21.70%	18.30%